Trade Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Trade Accounts Receivable Securitization and Sale Program [Line Items]
Trade accounts receivable-gross	$ 240,743	$ 192,166
Allowance for uncollectible accounts	(4,960)	(2,873)
Trade accounts receivable-net	$ 235,783	$ 189,293